Note 04 - Management Report - Segment Results of Operations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Segment Results of Operations [Line Items]
Net revenues		€ 23,165		€ 25,316		€ 26,447
Provision for credit losses		723		525		525
Noninterest expenses [Abstract]
Compensation and benefits		11,142		11,814		12,253
General and administrative expenses		12,253		11,286		11,973
Impairment of goodwill and other intangible assets		1,037		0		21
Restructuring activities		644		360		447
Total noninterest expenses		25,076		23,461		24,695
Noncontrolling interests		0		0		0
Profit (loss) beore tax		€ (2,634)		€ 1,330		€ 1,228
Cost/income ratio		108.20%		92.70%		93.40%
Assets		€ 1,297,674		€ 1,348,137		€ 1,474,732
Additions to non-current assets		1,322		1,647		1,803
Risk-weighted assets		324,015		350,432		344,212	[1]
Leverage Exposure (fully-loaded)		1,168,040		1,272,926		1,394,886
Average allocated shareholders' equity		€ 60,170		€ 62,610		€ 63,926
Post-tax return on average shareholders equity		(9.503%)	[2]	(0.084%)	[3]	(1.683%)	[4]
Post-tax return on average tangible shareholders' equity		(10.862%)	[2]	(0.097%)	[3]	(1.955%)	[4]
Includes:
Net interest income		€ 13,749		€ 13,192		€ 12,378
Net income (loss) from equity method investments		110		219		137
Includes:
Equity method investments		929		879		866
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		5,264		5,263		5,376
Provision for credit losses		286		145		41
Noninterest expenses [Abstract]
Compensation and benefits		1,044		1,035		1,104
General and administrative expenses		3,169		2,780		2,746
Impairment of goodwill and other intangible assets		492		0		6
Restructuring activities		137		31		20
Total noninterest expenses		4,842		3,846		3,876
Noncontrolling interests		0		0		0
Profit (loss) beore tax		€ 137		€ 1,273		€ 1,459
Cost/income ratio		92.00%		73.10%		72.10%
Assets	[5]	€ 227,703		€ 215,177		€ 248,335
Additions to non-current assets		9		13		2
Risk-weighted assets		56,522		58,162		57,760	[1]
Leverage Exposure (fully-loaded)		262,505		247,137		275,580
Average allocated shareholders' equity		€ 9,280		€ 9,987		€ 10,143
Post-tax return on average shareholders equity		0.465%	[2]	8.637%	[3]	9.059%	[4]
Post-tax return on average tangible shareholders' equity		0.485%	[2]	9.416%	[3]	10.109%	[4]
Includes:
Net interest income		€ 2,579		€ 2,327		€ 2,433
Net income (loss) from equity method investments		3		3		6
Includes:
Equity method investments		66		63		62
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		6,961		7,467		8,303
Provision for credit losses		109		70		51
Noninterest expenses [Abstract]
Compensation and benefits		2,468		2,666		2,866
General and administrative expenses		3,763		3,650		3,821
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		169		200		40
Total noninterest expenses		6,401		6,517		6,727
Noncontrolling interests		20		24		26
Profit (loss) beore tax		€ 433		€ 856		€ 1,498
Cost/income ratio		91.90%		87.30%		81.00%
Assets	[5]	€ 502,821		€ 458,191		€ 471,539
Additions to non-current assets		497		500		124
Risk-weighted assets		118,622		124,410		120,316	[1]
Leverage Exposure (fully-loaded)		439,354		419,313		426,311
Average allocated shareholders' equity		€ 23,639		€ 23,155		€ 22,553
Post-tax return on average shareholders equity		0.754%	[2]	2.125%	[3]	3.888%	[4]
Post-tax return on average tangible shareholders' equity		0.831%	[2]	2.333%	[3]	4.144%	[4]
Includes:
Net interest income		€ 2,685		€ 2,138		€ 2,122
Net income (loss) from equity method investments		32		157		70
Includes:
Equity method investments		412		406		409
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		8,245		8,641		8,732
Provision for credit losses		342		347		325
Noninterest expenses [Abstract]
Compensation and benefits		3,519		3,613		3,635
General and administrative expenses		3,978		3,932		4,138
Impairment of goodwill and other intangible assets		545		0		12
Restructuring activities		126		49		358
Total noninterest expenses		8,168		7,593		8,143
Noncontrolling interests		0		0		(12)
Profit (loss) beore tax		€ (265)		€ 701		€ 275
Cost/income ratio		99.10%		87.90%		93.30%
Assets	[5]	€ 282,773		€ 288,513		€ 278,014
Additions to non-current assets		405		584		655
Risk-weighted assets		75,442		69,308		70,138	[1]
Leverage Exposure (fully-loaded)		292,028		299,577		289,314
Average allocated shareholders' equity		€ 12,241		€ 12,231		€ 11,886
Post-tax return on average shareholders equity		(2.09%)	[2]	3.637%	[3]	1.046%	[4]
Post-tax return on average tangible shareholders' equity		(2.447%)	[2]	4.376%	[3]	1.274%	[4]
Includes:
Net interest income		€ 5,133		€ 5,217		€ 5,120
Net income (loss) from equity method investments		14		2		3
Includes:
Equity method investments		82		78		91
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues		2,332		2,187		2,532
Provision for credit losses		1		(1)		(1)
Noninterest expenses [Abstract]
Compensation and benefits		832		787		812
General and administrative expenses		851		929		978
Impairment of goodwill and other intangible assets		0		0		3
Restructuring activities		29		19		6
Total noninterest expenses		1,711		1,735		1,799
Noncontrolling interests		152		85		1
Profit (loss) beore tax		€ 468		€ 368		€ 732
Cost/income ratio		73.40%		79.30%		71.10%
Assets	[5]	€ 9,936		€ 10,030		€ 8,050
Additions to non-current assets		27		43		60
Risk-weighted assets		9,527		10,365		8,432	[1]
Leverage Exposure (fully-loaded)		4,643		5,044		2,870
Average allocated shareholders' equity		€ 4,836		€ 4,659		€ 4,505
Post-tax return on average shareholders equity		6.732%	[2]	5.508%	[3]	10.791%	[4]
Post-tax return on average tangible shareholders' equity		18.102%	[2]	17.363%	[3]	58.928%	[4]
Includes:
Net interest income		€ (39)		€ (51)		€ (19)
Net income (loss) from equity method investments		49		41		44
Includes:
Equity method investments		276		240		211
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Net revenues		208		1,878		2,044
Provision for credit losses		(14)		(36)		110
Noninterest expenses [Abstract]
Compensation and benefits		443		635		758
General and administrative expenses		2,811		2,652		2,788
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		143		62		21
Total noninterest expenses		3,397		3,349		3,567
Noncontrolling interests		1		1		0
Profit (loss) beore tax		€ (3,177)		€ (1,435)		€ (1,633)
Cost/income ratio		0.00%		0.00%		0.00%
Assets	[5]	€ 259,224		€ 370,363		€ 462,212
Additions to non-current assets		2		1		3
Risk-weighted assets		45,874		72,144		72,243	[1]
Leverage Exposure (fully-loaded)		126,905		281,109		384,435
Average allocated shareholders' equity		€ 10,174		€ 12,577		€ 14,087
Post-tax return on average shareholders equity		(23.11%)		(8.793%)	[3]	(8.296%)	[4]
Post-tax return on average tangible shareholders' equity		(23.384%)		(8.974%)	[3]	(8.659%)	[4]
Includes:
Net interest income		€ 76		€ 259		€ 667
Net income (loss) from equity method investments		12		10		5
Includes:
Equity method investments		90		87		82
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues		155		(120)		(539)
Provision for credit losses		0		1		0
Noninterest expenses [Abstract]
Compensation and benefits		2,836		3,079		3,078
General and administrative expenses		(2,320)		(2,656)		(2,497)
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		40		(1)		1
Total noninterest expenses		556		421		582
Noncontrolling interests		(173)		(109)		(16)
Profit (loss) beore tax		€ (229)		€ (433)		€ (1,105)
Cost/income ratio		0.00%		0.00%		0.00%
Assets	[5]	€ 15,217		€ 5,864		€ 6,582
Additions to non-current assets		381		506		960
Risk-weighted assets		18,029		16,045		15,322	[1]
Leverage Exposure (fully-loaded)		42,605		20,746		16,378
Average allocated shareholders' equity		€ 0		€ 0		€ 752
Post-tax return on average shareholders equity
Post-tax return on average tangible shareholders' equity
Includes:
Net interest income		€ 3,315		€ 3,302		€ 2,055
Net income (loss) from equity method investments		1		6		9
Includes:
Equity method investments		€ 4		€ 5		€ 10

[1]	Risk-weighted assets are based upon CRR/CRD4 fully-loaded.
[2]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (100)% for the year ended December31, 2019. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2019.
[3]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 74% for the year ended December31, 2018. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2018.
[4]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 160% for the year ended December31, 2017. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33% for the year ended December31, 2017.
[5]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.